Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangement [Abstract]
Schedule of stock options and weighted average exercise prices of share options
We have granted stock options to acquire common stock through our stock option plan of which the following are outstanding at December 31:

	2021		2020		2019
	Stock Options	Weighted Average Exercise Price $	Stock Options	Weighted Average Exercise Price $	Stock Options	Weighted Average Exercise Price $
Outstanding, beginning of year	3,764,055	4.08	2,246,947	5.31	1,249,361	8.73
Granted	1,832,500	2.99	1,817,500	3.19	1,020,000	1.42
Forfeited	(110,612)	6.21	(141,418)	3.84	(12,839)	11.35
Expired	(28,364)	37.63	(25,520)	62.49	(9,575)	29.07
Exercised	(123,159)	1.94	(133,454)	1.81	—	—
Outstanding, end of year	5,334,420	3.53	3,764,055	4.08	2,246,947	5.31
Exercisable, end of year	3,165,679	3.82	2,164,551	4.84	1,327,845	7.22

Schedule of stock options outstanding and exercisable by range of exercise price
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2021:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.54 - $1.79	718,331	2.01	1.39	718,331	1.39
$1.80 - $3.01	1,026,573	3.85	2.36	531,173	2.47
$3.02 - $3.90	2,982,382	3.36	3.29	1,329,041	3.24
$3.91 - $7.41	478,516	1.72	6.09	458,516	6.13
$7.42 - $40.00	128,618	1.55	20.80	128,618	20.80
	5,334,420	3.08	3.53	3,165,679	3.82

Schedule of weighted average remaining contractual life and outstanding stock options by exercise price
The following table summarizes our outstanding equity warrants:

	Number of Warrants Outstanding(1)	Warrant
As at December 31, 2019	16,443,500	$3,617,570
As at December 31, 2020	16,443,500	$3,617,570
As at December 31, 2021	16,443,500	$3,617,570
(1) Exercisable into 1,730,894 common shares.
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2021:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.54 - $1.79	718,331	2.01	1.39	718,331	1.39
$1.80 - $3.01	1,026,573	3.85	2.36	531,173	2.47
$3.02 - $3.90	2,982,382	3.36	3.29	1,329,041	3.24
$3.91 - $7.41	478,516	1.72	6.09	458,516	6.13
$7.42 - $40.00	128,618	1.55	20.80	128,618	20.80
	5,334,420	3.08	3.53	3,165,679	3.82

Disclosure weighted average assumptions and fair value of options
The estimated fair value of stock options granted during the year was determined using the following weighted average assumptions:

	2021	2020	2019
Risk-free interest rate	0.66%	0.34%	1.62%
Expected hold period to exercise	3.0 years	3.0 years	3.0 years
Expected share price volatility	110.45%	110.82%	97.90%
Expected dividend yield	Nil	Nil	Nil
Weighted average fair value of options	$1.99	$2.12	$0.87

Schedule of number of other equity instruments	The following RSUs are outstanding at December 31:

	2021	2020	2019
Outstanding, beginning of year	134,618	209,657	260,755
Granted	—	154,923	270,098
Released	(94,058)	(229,962)	(321,196)
Outstanding, end of year	40,560	134,618	209,657
(1) The weighted average fair value of the RSUs granted was nil in 2021 (2020 - $2.41 ; 2019 - $0.80).
The following PSUs are outstanding at December 31:

	2021	2020	2019
Outstanding, beginning of year	56,841	61,051	63,156
Released	(56,841)	(4,210)	(2,105)
Outstanding, end of year	—	56,841	61,051